Income Taxes - Components of Net Loss Before Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
United States			$ (12,142)	$ (9,687)
Foreign			118	(277)
Net Loss Before Income Taxes	$ (19,376)	$ (1,109)	$ (12,024)	$ (9,964)